Morgan Stanley Mid-Cap Equity Trust                       Two World Trade Center
LETTER TO THE SHAREHOLDERS - MAY 31, 2001               New York, New York 10048

Dear Shareholder:
During the 6-month period ended May 31, 2001, the U.S. economy continued to show signs of a slowdown as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile, and the value of many equities declined. Earlier fears about inflation were replaced by concerns over weakening asset prices. The change in market psychology was reinforced last December, when comments by Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. Between January and May 2001, the Fed followed through by lowering the federal funds rate, in five 50-basis-point moves, from 6.50 to 4.00 percent.

During the period under review, the stock market, as measured by the Standard & Poor's 500 Stock Index (S&P 500), returned -3.90 percent, while the technology-heavy Nasdaq Composite Index declined nearly 18.76 percent. The markets' returns were dominated by the near collapse of technology-sector stocks, renewed investor interest in defensive growth stocks and resurgent demand for cyclical and value-oriented stocks.

Performance and Portfolio Strategy
On June 18, 2001, Morgan Stanley Dean Witter Mid-Cap Equity Trust was renamed Morgan Stanley Mid-Cap Equity Trust. For the 6-month period ended May 31, 2001, the Fund's Class B shares returned -23.76 percent, compared with 9.13 percent for the Standard & Poor's Midcap 400 Index (S&P Midcap 400)*. During the same period, the Fund's Class A, C and D shares returned -23.38 percent, -23.79 percent and -23.41 percent, respectively. The performance of the four classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions.

According to TCW Investment Management Company, the Fund's sub-advisor, the Fund's underperformance relative to its benchmark was primarily because of its significant overweighting in technology. The rapid slowing of the economy and a significant reduction in capital spending on technology by corporate America contributed to the sector's sharp decline.

Over the past few months, TCW has begun to position the portfolio for an anticipated eventual recovery in the financial markets and economy. First and foremost, the sub-advisor believes it is important to stay true to its investment discipline of owning what it believes are the

---------------------
*The Standard & Poor's MidCap 400 Index (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Mid-Cap Equity Trust
LETTER TO THE SHAREHOLDERS - MAY 31, 2001 continued

highest-quality mid-cap growth companies with attractive business opportunities ahead of them. It has been TCW's experience that in market recoveries, investors return first to quality names.

Second, the sub-advisor has begun to upgrade the portfolio, using depressed valuations and market caps to purchase the dominant companies in a particular industry or niche. TCW has also begun to initiate positions in companies that were formerly valued too richly or were too large in market cap for the Fund to own. Finally, the sub-advisor has added to the Fund's positions in high-quality companies whose valuations have become depressed and whose weightings in the Fund have fallen because of stock price depreciation.

Looking Ahead
Although the Fund's relative performance during the final two months of the fiscal year was positive, TCW realizes that there is still some distance to go to recover from the difficult last 12 months. The performance of April and May adds to the sub-advisor's confidence that the Fund is invested in the type of mid-cap growth companies that could lead the way when the economy and equity markets recover. TCW cautions, however, that the news from the economy and corporate America will likely remain weak or even worsen before it gets better, possibly putting renewed downward pressure on both the major indices and the Fund.

In April, The TCW Group, the parent company of TCW Investment Management Company, entered into a definitive agreement for the sale of its majority interest to Societe Generale Asset Management, S.A.

SG Asset Management, its parent, Societe Generale, S.A., and The TCW Group signed an agreement under which SG Asset Management will acquire a majority interest in The TCW Group, which will increase to 70 percent over the next five years. The remaining 30 percent will be retained by the current shareholders and will be available for recirculation to employees for incentive purposes as Societe Generale repurchases them over time. This transaction is expected to be completed in the summer of 2001.

Upon consummation of the transaction, the Investment Manager's Sub-Advisory Agreement with TCW Investment Management Company will be deemed to have been assigned and, therefore, will terminate. The Fund's Board of Trustees has approved a new Sub-Advisory Agreement between the Investment Manager and TCW Investment Management Company with respect to the Fund, which is substantially identical to the current Sub-Advisory Agreement. The Board of Trustees will seek shareholders' approval of the new Sub-Advisory Agreement at a meeting of shareholders scheduled to take place on June 26, 2001.

Morgan Stanley Mid-Cap Equity Trust
LETTER TO THE SHAREHOLDERS - MAY 31, 2001 continued

Founded in 1864, Societe Generale is one of the world's leading financial services companies and, through SG Asset Management, has over $150 billion under management. In combination with TCW, the new SG Asset Management will have more than $230 billion under management.

We appreciate your ongoing support of Morgan Stanley Mid-Cap Equity Trust and look forward to serving your future investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Mid-Cap Equity Trust
FUND PERFORMANCE - MAY 31, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 5/31/01
-------------------------
1 Year                     (37.94)%(1) (41.20)%(2)
Since Inception (7/28/97)   18.86 %(1)  17.20 %(2)

                 CLASS C SHARES+
-------------------------------------------------
PERIOD ENDED 5/31/01
-------------------------
1 Year                     (38.49)%(1) (39.11)%(2)
Since Inception (7/28/97)   17.93 %(1)  17.93 %(2)

                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 5/31/01
-------------------------
1 Year                     (38.41)%(1) (41.49)%(2)
5 Years                     11.95 %(1)  11.70 %(2)
Since Inception (2/27/96)   14.71 %(1)  14.61 %(2)

                CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 5/31/01
-------------------------
1 Year                     (37.88)%(1)
Since Inception (7/28/97)   19.05 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Mid-Cap Equity Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2001 (UNAUDITED)

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Common Stocks (98.9%)
              Advertising/Marketing Services (0.8%)
   225,000    Lamar Advertising
               Co.*..................  $    9,337,500
                                       --------------
              Apparel/Footwear Retail (0.2%)
    80,000    Talbots, Inc. (The)....       2,880,000
                                       --------------
              Biotechnology (12.3%)
   955,800    Abgenix, Inc.*.........      38,098,188
   238,000    Affymetrix, Inc.*......       9,341,500
   278,800    Genentech, Inc.*.......      13,953,940
   277,800    Gilead Sciences,
               Inc.*.................      14,376,150
   824,000    Human Genome Sciences,
               Inc.*.................      54,672,400
   229,650    Vertex Pharmaceuticals,
               Inc.*.................      10,090,821
                                       --------------
                                          140,532,999
                                       --------------
              Broadcasting (8.0%)
   199,537    Clear Channel
               Communications,
               Inc.*.................      12,165,771
   474,000    Cox Radio, Inc. (Class
               A)*...................      12,271,860
   250,000    Granite Broadcasting
               Corp.*................         567,500
   404,200    Hispanic Broadcasting
               Corp.*................      10,003,950
   682,400    Univision
               Communications, Inc.
               (Class A)*............      29,841,352
   854,600    Westwood One, Inc.*....      26,484,054
                                       --------------
                                           91,334,487
                                       --------------
              Cable/Satellite TV (7.1%)
   193,400    Cablevision Systems
               Corp. - Rainbow Media
               Group*................       4,660,940
   286,200    Cablevision Systems
               Corp. (Class A)*......      16,270,470
 1,198,400    EchoStar Communications
               Corp. (Class A)*......      36,659,056
 1,345,300    Liberty Satellite &
               Technology, Inc.
               (Class A)*............       5,273,576
 1,050,400    Mediacom Communications
               Corp.*................      18,959,720
                                       --------------
                                           81,823,762
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Casino/Gaming (0.4%)
   335,000    Park Place
               Entertainment
               Corp.*................  $    4,180,800
                                       --------------
              Computer Communications (2.4%)
   634,800    Juniper Networks,
               Inc.*.................      26,998,044
                                       --------------
              Computer Peripherals (0.4%)
   236,000    Network Appliance,
               Inc.*.................       4,389,600
                                       --------------
              Contract Drilling (0.4%)
    90,000    Transocean Sedco Forex
               Inc. .................       4,810,500
                                       --------------
              Data Processing Services (1.6%)
   486,487    Paychex, Inc. .........      18,695,695
                                       --------------
              Electric Utilities (0.3%)
    70,000    AES Corp. (The)*.......       3,178,000
                                       --------------
              Electronic Equipment/
               Instruments (3.3%)
   720,000    Gemstar-TV Guide
               International,
               Inc.*.................      26,186,400
   680,000    JDS Uniphase Corp.*....      11,362,800
                                       --------------
                                           37,549,200
                                       --------------
              Engineering & Construction (1.7%)
   402,450    Granite Construction
               Inc. .................      10,966,763
 1,121,900    SpectraSite Holdings,
               Inc.*.................       8,245,965
                                       --------------
                                           19,212,728
                                       --------------
              Finance/Rental/Leasing (0.5%)
    75,000    Fannie Mae.............       6,183,000
                                       --------------
              Financial Publishing/Services (1.0%)
   190,000    SunGard Data Systems
               Inc.*.................      11,301,200
                                       --------------
              Information Technology
               Services (1.4%)
   487,700    Sapient Corp.*.........       4,667,289
   688,300    StorageNetworks,
               Inc.*.................      11,804,345
                                       --------------
                                           16,471,634
                                       --------------
              Internet Retail (1.0%)
   655,200    Amazon.com, Inc.*......      10,935,288
                                       --------------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Equity Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2001 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Internet Software/Services (13.8%)
   560,900    Exodus Communications,
               Inc.*.................  $    4,447,937
   295,700    GoTo.com, Inc.*........       6,611,852
 1,305,200    Liberate Technologies,
               Inc.*.................      11,015,888
   268,550    Openwave Systems
               Inc.*.................      10,293,522
 1,488,800    Siebel Systems,
               Inc.*.................      67,531,967
   692,300    VeriSign, Inc.*........      39,114,950
   255,933    webMethods, Inc.*......       7,125,175
   634,430    Yahoo! Inc.*...........      11,489,527
                                       --------------
                                          157,630,818
                                       --------------
              Investment Banks/Brokers (0.1%)
    52,200    Instinet Group Inc.*...         995,454
                                       --------------
              Investment Managers (1.4%)
   441,700    Price (T.) Rowe Group
               Inc. .................      16,205,973
                                       --------------
              Medical Distributors (3.6%)
   487,800    Andrx Group............      33,014,304
   120,000    Cardinal Health,
               Inc. .................       8,638,800
                                       --------------
                                           41,653,104
                                       --------------
              Medical Specialties (1.1%)
   273,400    Minimed, Inc.*.........      12,786,918
                                       --------------
              Miscellaneous Commercial Services (1.2%)
   365,600    CheckFree Corp.*.......      14,170,656
                                       --------------
              Other Consumer Services (5.2%)
   731,200    eBay, Inc.*............      44,252,224
    93,200    Expedia, Inc. (Class
               A)*...................       2,798,796
   425,600    Homestore.com Inc.*....      12,108,320
                                       --------------
                                           59,159,340
                                       --------------
              Package Software (1.0%)
   459,600    Rational Software
               Corp.*................      11,076,360
                                       --------------
              Pharmaceuticals: Other (0.9%)
   300,800    Sepracor, Inc.*........      10,022,656
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Semiconductors (11.4%)
   555,200    Altera Corp.*..........  $   13,324,800
   267,200    Elantec Semiconductor,
               Inc.*.................       8,550,400
   387,700    GlobeSpan, Inc.*.......       5,536,356
   905,400    Maxim Integrated
               Products, Inc.*.......      46,193,508
   583,500    Transmeta Corp.*.......       7,095,360
 1,200,500    Xilinx, Inc.*..........      49,520,625
                                       --------------
                                          130,221,049
                                       --------------
              Specialty Insurance (0.8%)
    82,500    MBIA, Inc. ............       4,351,875
    62,414    Radian Group, Inc. ....       5,298,949
                                       --------------
                                            9,650,824
                                       --------------
              Specialty Stores (3.7%)
 1,437,700    Bed Bath & Beyond
               Inc.*.................      42,512,789
                                       --------------
              Specialty Telecommunications (3.2%)
   694,800    American Tower Corp.
               (Class A)*............      17,189,352
 1,202,700    McLeodUSA, Inc. (Class
               A)*...................       5,544,447
 1,528,000    Metromedia Fiber
               Network, Inc. (Class
               A)*...................       6,142,560
   186,700    Time Warner Telecom
               Inc. (Class A)*.......       7,645,365
                                       --------------
                                           36,521,724
                                       --------------
              Telecommunications Equipment (8.7%)
   273,400    Corvis Corp.*..........       1,645,868
   218,600    New Focus, Inc.*.......       2,183,814
   349,400    ONI Systems Corp.*.....      10,845,376
   800,000    QUALCOMM Inc.*.........      48,592,000
   576,300    Research In Motion Ltd.
               (Canada)*.............      18,798,906
   537,000    Sonus Networks,
               Inc.*.................      13,833,120
   388,400    Sycamore Networks,
               Inc.*.................       3,934,492
                                       --------------
                                           99,833,576
                                       --------------
              Total Common Stocks
              (Cost $1,169,096,930)..   1,132,255,678
                                       --------------


                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Equity Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                  VALUE
------------------------------------------------------
              Short-Term Investment (1.2%)
              Repurchase Agreement
 $  13,835    The Bank of New York
               4.125% due
               06/01/01 (dated
               05/31/01; proceeds
               $13,836,746) (a)
               (Cost $13,835,160)....  $   13,835,160
                                       --------------

Total Investments
(Cost $1,182,932,090)
(b).......................   100.1%     1,146,090,838
Liabilities in Excess of
Other Assets..............    (0.1)%         (673,647)
                             -----     --------------
Net Assets................   100.0%    $1,145,417,191
                             =====     ==============

---------------------------------------------------

     *   Non-income producing security.
    (a)  Collateralized by $13,996,370 Federal National
         Mortgage Assoc. 5.90% due 04/10/06 valued at
         $14,111,929.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $340,537,929 and the aggregate gross unrealized depreciation is $377,379,181, resulting in net unrealized depreciation of $36,841,252.


                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Equity Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2001 (unaudited)

Assets:
Investments in securities, at value
 (cost $1,182,932,090)...............  $1,146,090,838
Receivable for:
    Shares of beneficial interest
     sold............................       1,838,141
    Dividends........................           9,100
Prepaid expenses.....................         255,398
                                       --------------
    Total Assets.....................   1,148,193,477
                                       --------------
Liabilities:
Payable for:
    Shares of beneficial interest
     repurchased.....................       1,008,802
    Plan of distribution fee.........         942,382
    Investment management fee........         740,589
Accrued expenses and other
 payables............................          84,513
                                       --------------
    Total Liabilities................       2,776,286
                                       --------------
    Net Assets.......................  $1,145,417,191
                                       ==============
Composition of Net Assets:
Paid-in-capital......................  $1,485,422,859
Net unrealized depreciation..........    (36,841,252)
Net investment loss..................    (11,678,225)
Accumulated net realized loss........   (291,486,191)
                                       --------------
    Net Assets.......................  $1,145,417,191
                                       ==============
Class A Shares:
Net Assets...........................     $27,276,422
Shares Outstanding (unlimited
 authorized, $.01 par value).........       1,325,535
    Net Asset Value Per Share........          $20.58
                                       ==============
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of
     net asset value)................          $21.72
                                       ==============
Class B Shares:
Net Assets...........................  $1,017,429,550
Shares Outstanding (unlimited
 authorized, $.01 par value).........      50,655,143
    Net Asset Value Per Share........          $20.09
                                       ==============
Class C Shares:
Net Assets...........................     $46,211,756
Shares Outstanding (unlimited
 authorized, $.01 par value).........       2,315,309
    Net Asset Value Per Share........          $19.96
                                       ==============
Class D Shares:
Net Assets...........................     $54,499,463
Shares Outstanding (unlimited
 authorized, $.01 par value).........       2,631,186
    Net Asset Value Per Share........          $20.71
                                       ==============

Statement of Operations
For the six months ended May 31, 2001 (unaudited)

Net Investment Loss:
Income
Dividends..............................  $     464,209
Interest...............................        322,455
                                         -------------
    Total Income.......................        786,664
                                         -------------
Expenses
Plan of distribution fee (Class A
 shares)...............................          2,289
Plan of distribution fee (Class B
 shares)...............................      5,951,843
Plan of distribution fee (Class C
 shares)...............................        268,543
Investment management fee..............      4,838,611
Transfer agent fees and expenses.......      1,239,469
Shareholder reports and notices........         63,082
Custodian fees.........................         35,012
Registration fees......................         27,905
Professional fees......................         15,263
Trustees' fees and expenses............          5,854
Organizational expenses................          4,290
Other..................................         12,728
                                         -------------
    Total Expenses.....................     12,464,889
                                         -------------
    Net Investment Loss................    (11,678,225)
                                         -------------
Net Realized and Unrealized Loss:
Net realized loss......................   (142,704,244)
Net change in unrealized
 appreciation..........................   (216,818,930)
                                         -------------
    Net Loss...........................   (359,523,174)
                                         -------------
Net Decrease...........................  $(371,201,399)
                                         =============


                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Equity Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX      FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                               MAY 31, 2001    NOVEMBER 30, 2000
                                                              --------------    --------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................  $  (11,678,225)   $  (26,893,537)
Net realized loss...........................................    (142,704,244)      (76,382,296)
Net change in unrealized appreciation.......................    (216,818,930)     (423,602,251)
                                                              --------------    --------------

    Net Decrease............................................    (371,201,399)     (526,878,084)
                                                              --------------    --------------
Distributions to Shareholders From:
Net realized gain
    Class A shares..........................................        --                (479,160)
    Class B shares..........................................        --             (31,128,120)
    Class C shares..........................................        --                (862,510)
    Class D shares..........................................        --                (119,850)
Paid-in-capital
    Class A shares..........................................        --                 (70,251)
    Class B shares..........................................        --              (4,563,787)
    Class C shares..........................................        --                (126,455)
    Class D shares..........................................        --                 (17,572)
                                                              --------------    --------------

    Total Distributions.....................................        --             (37,367,705)
                                                              --------------    --------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     (30,907,079)      736,625,790
                                                              --------------    --------------

    Net Increase (Decrease).................................    (402,108,478)      172,380,001
Net Assets:
Beginning of period.........................................   1,547,525,669     1,375,145,668
                                                              --------------    --------------

    End of Period
    (Including a net investment loss of $11,678,225 and $0,
    respectively)...........................................  $1,145,417,191    $1,547,525,669
                                                              ==============    ==============

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Equity Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Mid-Cap Equity Trust (the "Fund"), formerly Morgan Stanley Dean Witter Mid-Cap Equity Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities, including common stocks and securities convertible into common stock, issued by medium-sized companies. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc. or TCW Investment Management Company (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities

Morgan Stanley Mid-Cap Equity Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 (UNAUDITED) continued

which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

F. Organizational Expenses -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $165,000 and was reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of February 27, 2001.

Morgan Stanley Mid-Cap Equity Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 (UNAUDITED) continued

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.70% to the portion of daily net assets exceeding $2.0 billion, but not exceeding $3.0 billion; and 0.675% to the portion of daily net assets in excess of $3.0 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investment in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $67,259,089 at May 31, 2001.

Morgan Stanley Mid-Cap Equity Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.01% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $388, $1,156,647 and $19,791, respectively and received $67,913 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2001 aggregated $171,609,212 and $190,599,582, respectively.

For the six months ended May 31, 2001, the Fund incurred brokerage commission of $20,565 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

Morgan Stanley Mid-Cap Equity Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 (UNAUDITED) continued

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                      FOR THE YEAR
                                                       MONTHS ENDED                         ENDED
                                                       MAY 31, 2001                   NOVEMBER 30, 2000
                                                --------------------------       ---------------------------
                                                       (unaudited)
                                                  SHARES        AMOUNT             SHARES         AMOUNT
                                                ----------   -------------       -----------   -------------
CLASS A SHARES
Sold..........................................     327,345   $   7,625,638         1,552,593   $  63,483,042
Reinvestment of distributions.................      --            --                  13,380         499,329
Acquisition of Morgan Stanley Dean Witter
  Mid-Cap Dividend Growth Fund................      --            --                  80,352       3,505,333
Repurchased...................................    (791,264)    (21,636,323)         (446,127)    (17,937,057)
                                                ----------   -------------       -----------   -------------
Net increase (decrease) - Class A.............    (463,919)    (14,010,685)        1,200,198      49,550,647
                                                ----------   -------------       -----------   -------------
CLASS B SHARES
Sold..........................................   6,011,678     138,803,837        21,311,168     876,690,885
Reinvestment of distributions.................      --            --                 904,628      33,272,193
Acquisition of Morgan Stanley Dean Witter
  Mid-Cap Dividend Growth Fund................      --            --               2,744,256     117,697,454
Repurchased...................................  (9,009,309)   (198,691,033)      (10,753,031)   (426,074,102)
                                                ----------   -------------       -----------   -------------
Net increase (decrease) - Class B.............  (2,997,631)    (59,887,196)       14,207,021     601,586,430
                                                ----------   -------------       -----------   -------------
CLASS C SHARES
Sold..........................................     454,546      10,950,534         1,737,151      70,678,077
Reinvestment of distributions.................      --            --                  26,230         961,084
Acquisition of Morgan Stanley Dean Witter
  Mid-Cap Dividend Growth Fund................      --            --                 153,141       6,528,903
Repurchased...................................    (500,152)    (10,968,245)         (605,428)    (23,684,150)
                                                ----------   -------------       -----------   -------------
Net increase (decrease) - Class C.............     (45,606)        (17,711)        1,311,094      54,483,914
                                                ----------   -------------       -----------   -------------
CLASS D SHARES
Sold..........................................   2,244,904      53,574,909         1,057,630      44,032,063
Reinvestment of distributions.................      --            --                   3,245         121,636
Acquisition of Morgan Stanley Dean Witter
  Mid-Cap Dividend Growth Fund................      --            --                  17,321         759,795
Repurchased...................................    (494,489)    (10,566,396)         (326,506)    (13,908,695)
                                                ----------   -------------       -----------   -------------
Net increase - Class D........................   1,750,415      43,008,513           751,690      31,004,799
                                                ----------   -------------       -----------   -------------
Net increase (decrease) in Fund...............  (1,756,741)  $ (30,907,079)       17,470,003   $ 736,625,790
                                                ==========   =============       ===========   =============

Morgan Stanley Mid-Cap Equity Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 (UNAUDITED) continued

6. Federal Income Tax Status

At November 30, 2000, the Fund had a net capital loss carryover of approximately $132,613,000 which may be used to offset future capital gains to the extent provided by regulations, which will be available through November 30 of the following years:

       AMOUNT IN THOUSANDS
---------------------------------
 2005     2006     2007    2008
-------  -------  ------  -------
$36,450  $21,173  $6,907  $68,083
=======  =======  ======  =======

Due to the Fund's acquisition of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Fund, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $9,107,000 during fiscal 2000.

As of November 30, 2000, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

7. Acquisition of Morgan Stanley Dean Witter Mid-Cap Dividend Fund
On July 24, 2000, the Fund acquired all the net assets of the Morgan Stanley Dean Witter Mid-Cap Dividend Fund ("Mid-Cap Dividend") based on the respective valuations as of the close of business on July 21, 2000 pursuant to a plan of reorganization approved by the shareholders of Mid-Cap Dividend on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 80,352 Class A shares of the Fund at a net asset value of $43.61 per share for 507,112 shares of Mid-Cap Dividend; 2,744,256 Class B shares of the Fund at a net asset value of $42.87 per share for 16,927,521 Class B shares of Mid-Cap Dividend; 153,141 Class C shares of the Fund at a net asset value of $42.62 per share for 941,829 Class C shares of Mid-Cap Dividend; and 17,321 Class D shares of the Fund at a net asset value of $43.85 per share for 110,235 Class D shares of Mid-Cap Dividend. The net assets of the Fund and Mid-Cap Dividend immediately before the acquisition were $2,307,088,101 and $128,491,484, respectively, including unrealized depreciation of $8,021,606 for Mid-Cap Dividend. Immediately after the acquisition, the combined net assets of the Fund amounted to $2,435,579,585.

Morgan Stanley Mid-Cap Equity Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                             FOR THE PERIOD
                                                 FOR THE SIX          FOR THE YEAR ENDED NOVEMBER 30,        JULY 28, 1997*
                                                 MONTHS ENDED      --------------------------------------        THROUGH
                                                 MAY 31, 2001        2000           1999           1998     NOVEMBER 30, 1997
                                                 ------------      --------       --------       --------   -----------------
                                                 (unaudited)
Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period...........     $26.86          $33.83         $15.60         $10.88         $10.85
                                                    ------          ------         ------         ------         ------

Income (loss) from investment operations:
  Net investment loss..........................      (0.10)          (0.33)         (0.34)         (0.18)         (0.06)
  Net realized and unrealized gain (loss)......      (6.18)          (5.76)         18.57           4.90           0.09
                                                    ------          ------         ------         ------         ------

Total income (loss) from investment
  operations...................................      (6.28)          (6.09)         18.23           4.72           0.03
                                                    ------          ------         ------         ------         ------

Less distributions from:
  Net realized gain............................     --               (0.77)         --             --           --
  Paid-in-capital..............................     --               (0.11)         --             --           --
                                                    ------          ------         ------         ------         ------

Total distributions............................     --               (0.88)         --             --           --
                                                    ------          ------         ------         ------         ------

Net asset value, end of period.................     $20.58          $26.86         $33.83(4)      $15.60         $10.88
                                                    ======          ======         ======         ======         ======

Total Return+..................................     (23.38)%(1)     (18.72)%       116.89%         43.38%          0.28 %(1)

Ratios to Average Net Assets:
Expenses.......................................       0.96 %(2)(3)    1.11%(3)       1.23%(3)       1.55%(3)        1.55 %(2)

Net investment loss............................      (0.84)%(2)(3)   (0.82)%(3)     (0.93)%(3)     (1.40)%(3)       (1.46)%(2)

Supplemental Data:
Net assets, end of period, in thousands........    $27,276         $48,068        $19,934         $1,107            $58

Portfolio turnover rate........................         13 %(1)         17%            51%            52%            49 %

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Includes the effect of a capital gain distribution of $0.004.

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Equity Trust
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                FOR THE SIX                      FOR THE YEAR ENDED NOVEMBER 30,               FEBRUARY 27, 1996*
                                MONTHS ENDED          ------------------------------------------------------        THROUGH
                               MAY 31, 2001++           2000++          1999++         1998++       1997**++   NOVEMBER 30, 1996
                               --------------         ----------      ----------      --------      --------   ------------------
                                (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of
  period.....................        $26.35               $33.36          $15.46        $10.85        $10.92          $10.00
                                     ------               ------          ------        ------        ------          ------

Income (loss) from investment
  operations:
  Net investment loss........         (0.21)               (0.51)          (0.42)        (0.26)        (0.22)          (0.13)
  Net realized and unrealized
    gain (loss)..............         (6.05)               (5.62)          18.32          4.87          0.15            1.05
                                     ------               ------          ------        ------        ------          ------

Total income (loss) from
  investment operations......         (6.26)               (6.13)          17.90          4.61         (0.07)           0.92
                                     ------               ------          ------        ------        ------          ------

Less distributions from:
  Net realized gain..........         --                   (0.77)         --             --            --              --
  Paid-in-capital............         --                   (0.11)         --             --            --              --
                                     ------               ------          ------        ------        ------          ------

Total distributions..........         --                   (0.88)         --             --            --              --
                                     ------               ------          ------        ------        ------          ------

Net asset value, end of
  period.....................        $20.09               $26.35          $33.36(4)     $15.46        $10.85          $10.92
                                     ======               ======          ======        ======        ======          ======

Total Return+................        (23.76)%(1)          (19.12)%        115.82%        42.49%        (0.64)%          9.20 %(1)

Ratios to Average Net Assets:
Expenses.....................          1.95 %(2)(3)         1.58%(3)        1.74%(3)      2.20%(3)      2.29%           2.28 %(2)

Net investment loss..........         (1.83)%(2)(3)        (1.29)%(3)      (1.44)%(3)    (2.05)%(3)    (2.16)%         (1.79)%(2)

Supplemental Data:
Net assets, end of period, in
 thousands...................    $1,017,430           $1,413,820      $1,315,930      $212,043      $174,412        $205,274

Portfolio turnover rate......            13 %(1)              17%             51%           52%           49%             25 %(1)

---------------------

     *   Commencement of operations.
    **   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date have been designated Class B shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Includes the effect of a capital gain distribution of $0.004.

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Equity Trust
FINANCIAL HIGHLIGHTS continued

                                                                                                             FOR THE PERIOD
                                                 FOR THE SIX          FOR THE YEAR ENDED NOVEMBER 30,        JULY 28, 1997*
                                                 MONTHS ENDED      --------------------------------------        THROUGH
                                                 MAY 31, 2001        2000           1999           1998     NOVEMBER 30, 1997
                                                 ------------      --------       --------       --------   -----------------
                                                 (unaudited)
Class C Shares++
Selected Per Share Data:

Net asset value, beginning of period...........     $26.19          $33.24         $15.45         $10.85         $10.85
                                                    ------          ------         ------         ------         ------

Income (loss) from investment operations:
  Net investment loss..........................      (0.21)          (0.62)         (0.52)         (0.28)         (0.08)
  Net realized and unrealized gain (loss)......      (6.02)          (5.55)         18.31           4.88           0.08
                                                    ------          ------         ------         ------         ------

Total income (loss) from investment
  operations...................................      (6.23)          (6.17)         17.79           4.60          --
                                                    ------          ------         ------         ------         ------

Less distributions from:
  Net realized gain............................     --               (0.77)         --             --             --
  Paid-in-capital..............................     --               (0.11)         --             --             --
                                                    ------          ------         ------         ------         ------

Total distributions............................     --               (0.88)         --             --             --
                                                    ------          ------         ------         ------         ------

Net asset value, end of period.................     $19.96          $26.19         $33.24(4)      $15.45         $10.85
                                                    ======          ======         ======         ======         ======

Total Return+..................................     (23.79)%(1)     (19.31)%       115.18%         42.27%          0.09 %(1)

Ratios to Average Net Assets:
Expenses.......................................       1.95 %(2)(3)    1.86%(3)       1.99%(3)       2.30%(3)        2.32 %(2)

Net investment loss............................      (1.83)%(2)(3)   (1.56)%(3)     (1.69)%(3)     (2.15)%(3)       (2.22)%(2)

Supplemental Data:
Net assets, end of period, in thousands........    $46,212         $61,822        $34,898           $712            $83

Portfolio turnover rate........................         13 %(1)         17%            51%            52%            49 %

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Includes the effect of a capital gain distribution of $0.004.


                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Equity Trust
FINANCIAL HIGHLIGHTS continued

                                                                                                               FOR THE PERIOD
                                                   FOR THE SIX          FOR THE YEAR ENDED NOVEMBER 30,        JULY 28, 1997*
                                                   MONTHS ENDED      --------------------------------------        THROUGH
                                                   MAY 31, 2001        2000           1999           1998     NOVEMBER 30, 1997
                                                   ------------      --------       --------       --------   -----------------
                                                   (unaudited)
Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period.............     $27.04          $33.97         $15.66         $10.89         $10.85
                                                      ------          ------         ------         ------         ------

Income (loss) from investment operations:
  Net investment loss............................      (0.10)          (0.24)         (0.21)         (0.15)         (0.05)
  Net realized and unrealized gain (loss)........      (6.23)          (5.81)         18.52           4.92           0.09
                                                      ------          ------         ------         ------         ------

Total income (loss) from investment operations...      (6.33)          (6.05)         18.31           4.77           0.04
                                                      ------          ------         ------         ------         ------

Less distributions from:
  Net realized gain..............................     --               (0.77)         --             --             --
  Paid-in-capital................................     --               (0.11)         --             --             --
                                                      ------          ------         ------         ------         ------

Total distributions..............................     --               (0.88)         --             --             --
                                                      ------          ------         ------         ------         ------

Net asset value, end of period...................     $20.71          $27.04         $33.97(4)      $15.66         $10.89
                                                      ======          ======         ======         ======         ======

Total Return+....................................     (23.41)%(1)     (18.52)%       116.96%         43.80%          0.37 %(1)

Ratios to Average Net Assets:
Expenses.........................................       0.95 %(2)(3)    0.86%(3)       0.99%(3)       1.30%(3)       1.30 %(2)

Net investment loss..............................      (0.83)%(2)(3)   (0.57)%(3)     (0.69)%(3)     (1.15)%(3)     (1.19)%(2)

Supplemental Data:
Net assets, end of period, in thousands..........    $54,499         $23,815         $4,384            $15            $10

Portfolio turnover rate..........................         13 %(1)         17%            51%            52%            49 %

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Includes the effect of a capital gain distribution of $0.004.

                       See Notes to Financial Statements

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
----------------------------------
TCW Investment Management
865 South Figueroa Street, Suite 1800
Los Angeles, California 90017

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
Mid-Cap Equity Trust


SemiAnnual Report
May 31, 2001